Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Balances and transactions with related parties [Abstract]
Transactions with Related Parties
The accounts payable and transactions with related parties at December 31, 2018 and 2017 are summarized as follows:

	2018		2017
	Receivable	Payable	Receivable	Payable
Optimus (see Note 11)	$59,098	$-	$59,098	$-
SSA México, S.A. de C.V. (a)	-	18,379	-	34,756
TMM DM (b)	148,866	-	158,090	-
	$207,964	$18,379	$217,188	$34,756

(a)	SSA México, S.A. de C.V., is a company with which Grupo TMM and Administración Portuaria Integral de Acapulco, S.A. de C.V. conduct leasing operations and consulting.

(b)	The balances with TMM DM arise due to the loss of control of the latter and are related to the maritime operations of TMM DM with the Group.

The most relevant transactions with related parties at December 31, 2018, 2017 and 2016 are summarized as follows:

	2018	2017	2016
Income:
Gain on sale of fixed assets (see Note 9)	$-	$-	$54,679
Maritime services provider (c)	187,426	-	-
Leases (a)	66	788	788
	$187,492	$788	$55,467

Expenses:
Other expenses (b)	$366	$415	$346

(a)	Grupo TMM, S.A.B. lease operations with SSA México, S.A. de C.V.

(b)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

(c)	Maritime services provider between TMM Direccion Corporativa, S.A. de C.V, subsidiary of Grupo TMM and TMM DM, related party.

Transactions Involving Executive Personnel
Transactions involving executive personnel for the years ended December 31, 2018, 2017 and 2016 include the following expenses:

	2018	2017	2016
Short-term benefits
Salaries	33,790	$31,065	$37,768
Social security costs	462	471	623
	$34,252	$31,536	$38,391